Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Effective Tax Rate [Abstract]
China Income tax statutory rate	25.00%	25.00%	25.00%
Effect of PRC tax holiday	(15.60%)	(11.60%)	(9.90%)
Permanent difference	0.10%	0.10%	0.10%
Research and development tax credit	(5.30%)	(7.20%)	(14.00%)
Non-PRC entity not subject PRC income tax	5.70%	4.30%
Change in valuation allowance	8.40%	0.10%	0.10%
Effective tax rate	18.30%	10.70%	1.30%